LONG-TERM RECEIVABLE	12 Months Ended
Dec. 31, 2018
LONG-TERM RECEIVABLE [abstract]
Disclosure of long-term receivable

LONG-TERM RECEIVABLE

The long-term receivable balance represents freight service fees receivable from a third party customer which was acquired from Yangcheng Railway Business. On the acquisition date of Yangcheng Railway Business, it was remeasured at its then fair value, which was assessed by the discounted cash flow method by making reference to the repayment schedule agreed by both parties.

The balance is subsequently carried at amortised cost using an average effective interest rate of 6.54%.

The balance approximated its fair value as at 31 December 2018.